Calvert
High Yield Bond Fund
June 30, 2021
Schedule of Investments (Unaudited)

Common Stocks — 0.8%

Security	Shares	Value
Broadcasting — 0.1%
iHeartMedia, Inc., Class A(1)	15,000	$ 403,950
		$ 403,950
Building Materials — 0.3%
AZEK Co., Inc. (The)(1)	30,122	$ 1,278,980
		$ 1,278,980
Diversified Media — 0.0%(2)
Clear Channel Outdoor Holdings, Inc.(1)	62,252	$ 164,345
		$ 164,345
Utilities — 0.4%
NextEra Energy Partners, L.P.	24,500	$1,870,820
		$1,870,820
Total Common Stocks (identified cost $2,452,773)		$3,718,095

Convertible Bonds — 0.0%(2)

Security	Principal Amount (000's omitted)	Value
Leisure — 0.0%(2)
Royal Caribbean Cruises, Ltd., 4.25%, 6/15/23(3)	$75	$ 102,568
Total Convertible Bonds (identified cost $75,000)		$ 102,568

Convertible Preferred Stocks — 0.7%

Security	Shares	Value
Environmental — 0.4%
GFL Environmental, Inc., 6.00%, 3/15/23	21,650	$ 1,618,338
		$ 1,618,338
Healthcare — 0.3%
Becton Dickinson and Co., 6.00%, 6/1/23(4)	25,930	$ 1,387,514
		$ 1,387,514
Total Convertible Preferred Stocks (identified cost $2,496,898)		$ 3,005,852

Corporate Bonds — 88.4%

Security	Principal Amount (000's omitted)*		Value
Aerospace — 0.7%
Moog, Inc., 4.25%, 12/15/27(3)		1,329	$ 1,377,555
Science Applications International Corp., 4.875%, 4/1/28(3)		1,571	1,653,203
			$ 3,030,758
Air Transportation — 0.8%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:
5.50%, 4/20/26(3)		2,152	$ 2,281,120
5.75%, 4/20/29(3)		1,152	1,247,040
			$ 3,528,160
Automotive & Auto Parts — 5.4%
Clarios Global, L.P.:
4.375%, 5/15/26(5)	EUR	772	$949,456
6.25%, 5/15/26(3)		420	447,955
6.75%, 5/15/25(3)		182	194,283
8.50%, 5/15/27(3)		2,491	2,718,802
Ford Motor Co.:
4.75%, 1/15/43		1,109	1,179,699
7.45%, 7/16/31		1,716	2,258,685
8.50%, 4/21/23		976	1,090,387
9.00%, 4/22/25		1,171	1,445,184
9.625%, 4/22/30		490	703,789
Ford Motor Credit Co., LLC:
1.068%, (3 mo. USD LIBOR + 0.88%), 10/12/21(6)		1,000	998,775
2.90%, 2/16/28		241	240,160
3.096%, 5/4/23		374	381,948
3.37%, 11/17/23		511	530,383
3.813%, 10/12/21		200	201,750
3.815%, 11/2/27		242	252,376
4.00%, 11/13/30		1,519	1,593,051
4.125%, 8/17/27		3,341	3,548,651
4.25%, 9/20/22		200	207,058
4.271%, 1/9/27		236	253,178
5.125%, 6/16/25		405	446,513
5.596%, 1/7/22		200	204,354
Real Hero Merger Sub 2, Inc., 6.25%, 2/1/29(3)		1,312	1,362,643
Tesla, Inc., 5.30%, 8/15/25(3)		1,810	1,873,151
Wheel Pros, Inc., 6.50%, 5/15/29(3)(4)		1,592	1,613,118
			$24,695,349
Banks & Thrifts — 1.4%
CIT Bank NA, 2.969% to 9/27/24, 9/27/25(7)		1,000	$1,049,360
CIT Group, Inc., 6.125%, 3/9/28		670	819,889

Calvert
High Yield Bond Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Banks & Thrifts (continued)
Citigroup, Inc., 6.25% to 8/15/26(7)(8)	1,000	$ 1,170,970
JPMorgan Chase & Co., Series HH, 4.60% to 2/1/25(7)(8)	3,066	3,181,128
		$ 6,221,347
Broadcasting — 5.0%
Beasley Mezzanine Holdings, LLC, 8.625%, 2/1/26(3)	1,606	$ 1,626,075
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(3)	1,423	923,242
Entercom Media Corp., 6.75%, 3/31/29(3)(4)	2,210	2,298,422
iHeartCommunications, Inc.:
5.25%, 8/15/27(3)	500	523,700
6.375%, 5/1/26	26	27,144
8.375%, 5/1/27	2,217	2,378,037
Netflix, Inc.:
4.375%, 11/15/26(4)	500	569,235
4.875%, 6/15/30(3)	2,417	2,881,499
5.375%, 11/15/29(3)	707	859,674
Scripps Escrow II, Inc., 5.375%, 1/15/31(3)	1,397	1,394,339
Scripps Escrow, Inc., 5.875%, 7/15/27(3)	1,794	1,859,965
Sirius XM Radio, Inc.:
3.875%, 8/1/22(3)	1,000	1,003,050
4.125%, 7/1/30(3)	1,967	1,989,257
4.625%, 7/15/24(3)	453	465,999
5.00%, 8/1/27(3)	338	354,942
TEGNA, Inc.:
4.625%, 3/15/28	438	454,973
4.75%, 3/15/26(3)	220	234,575
5.00%, 9/15/29	1,001	1,050,239
Univision Communications, Inc., 4.50%, 5/1/29(3)	1,829	1,846,942
		$22,741,309
Building Materials — 2.1%
Boise Cascade Co., 4.875%, 7/1/30(3)	1,000	$1,064,550
Builders FirstSource, Inc., 5.00%, 3/1/30(3)	1,676	1,764,593
Masonite International Corp., 5.375%, 2/1/28(3)	1,161	1,234,102
SRM Escrow Issuer, LLC, 6.00%, 11/1/28(3)	2,559	2,715,803
Standard Industries, Inc.:
4.375%, 7/15/30(3)	495	511,932
4.75%, 1/15/28(3)	2,000	2,095,900
5.00%, 2/15/27(3)	195	202,191
		$9,589,071
Cable/Satellite TV — 5.6%
CCO Holdings, LLC/CCO Holdings Capital Corp.:
4.00%, 3/1/23(3)	1,000	$1,010,750
Security	Principal Amount (000's omitted)*		Value
Cable/Satellite TV (continued)
CCO Holdings, LLC/CCO Holdings Capital Corp.: (continued)
4.25%, 2/1/31(3)		763	$ 778,260
4.50%, 8/15/30(3)		1,318	1,373,968
4.50%, 5/1/32		273	283,842
4.75%, 3/1/30(3)		2,313	2,448,889
5.375%, 6/1/29(3)		1,000	1,094,350
5.75%, 2/15/26(3)		291	301,448
CSC Holdings, LLC:
3.375%, 2/15/31(3)		442	418,238
4.125%, 12/1/30(3)		927	924,020
4.625%, 12/1/30(3)		1,224	1,202,409
5.75%, 1/15/30(3)		1,052	1,094,080
5.875%, 9/15/22		2,000	2,105,070
6.50%, 2/1/29(3)		200	221,772
6.75%, 11/15/21		1,000	1,022,115
7.50%, 4/1/28(3)		1,200	1,320,558
DISH DBS Corp., 5.875%, 7/15/22		1,000	1,044,450
Radiate Holdco, LLC/Radiate Finance, Inc.:
4.50%, 9/15/26(3)		1,000	1,037,575
6.50%, 9/15/28(3)		1,087	1,143,530
UPC Holding B.V., 5.50%, 1/15/28(3)		766	805,131
Virgin Media Finance PLC, 5.00%, 7/15/30(3)		1,152	1,165,386
Virgin Media Secured Finance PLC, 5.50%, 8/15/26(3)		332	343,039
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(5)	GBP	283	398,569
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(3)		1,005	1,028,723
Ziggo B.V.:
4.875%, 1/15/30(3)		721	739,977
5.50%, 1/15/27(3)		797	830,115
Ziggo Bond Co. B.V., 6.00%, 1/15/27(3)		1,420	1,489,161
			$25,625,425
Capital Goods — 1.3%
Colfax Corp., 6.375%, 2/15/26(3)		750	$793,500
Frigoglass Finance B.V., 6.875%, 2/12/25(5)	EUR	1,000	1,063,474
Hillman Group, Inc. (The), 6.375%, 7/15/22(3)		1,445	1,447,745
Madison IAQ, LLC:
4.125%, 6/30/28(3)		1,146	1,158,893
5.875%, 6/30/29(3)		1,310	1,334,563
			$5,798,175
Chemicals — 1.6%
Compass Minerals International, Inc., 6.75%, 12/1/27(3)		2,340	$2,518,425
Herens Holdco S.a.r.l., 4.75%, 5/15/28(3)		351	349,684

Calvert
High Yield Bond Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Chemicals (continued)
NOVA Chemicals Corp., 4.25%, 5/15/29(3)		1,307	$ 1,321,815
SCIH Salt Holdings, Inc.:
4.875%, 5/1/28(3)		500	501,220
6.625%, 5/1/29(3)		592	594,220
WR Grace & Co-Conn, 4.875%, 6/15/27(3)		1,723	1,829,050
			$ 7,114,414
Consumer Products — 0.9%
Central Garden & Pet Co., 5.125%, 2/1/28		1,075	$ 1,139,392
Edgewell Personal Care Co., 5.50%, 6/1/28(3)		954	1,013,148
Energizer Holdings, Inc., 4.75%, 6/15/28(3)		700	718,725
Spectrum Brands, Inc.:
5.00%, 10/1/29(3)		629	668,611
5.50%, 7/15/30(3)		302	326,568
5.75%, 7/15/25		60	61,560
			$3,928,004
Containers — 1.3%
ARD Finance S.A.:
5.00%, (5.00% cash or 5.75% PIK), 6/30/27(5)(9)	EUR	1,080	$1,316,214
6.50%, (6.50% cash or 7.25% PIK), 6/30/27(3)(9)		593	623,883
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.125%, 8/15/26(3)		1,000	1,033,835
5.25%, 8/15/27(3)		490	500,452
5.25%, 8/15/27(3)		928	947,794
Crown Americas, LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/26		1,165	1,252,713
Crown Americas, LLC/Crown Americas Capital Corp. VI, 4.75%, 2/1/26		190	197,411
			$5,872,302
Diversified Financial Services — 1.8%
AG Issuer, LLC, 6.25%, 3/1/28(3)		1,385	$1,464,381
Ally Financial, Inc., 4.70% to 5/15/26(4)(7)(8)		1,926	1,999,573
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(3)		2,378	2,432,789
MSCI, Inc.:
3.625%, 9/1/30(3)		1,178	1,207,544
3.875%, 2/15/31(3)(4)		552	573,581
Quicken Loans, LLC/Quicken Loans Co-Issuer, Inc., 3.625%, 3/1/29(3)		596	589,745
			$8,267,613
Diversified Media — 2.9%
Alliance Data Systems Corp., 4.75%, 12/15/24(3)		866	$891,547
Cars.com, Inc., 6.375%, 11/1/28(3)		1,608	1,717,199
Security	Principal Amount (000's omitted)*	Value
Diversified Media (continued)
Clear Channel Outdoor Holdings, Inc.:
7.50%, 6/1/29(3)	2,267	$ 2,349,942
7.75%, 4/15/28(3)	1,350	1,415,887
Clear Channel Worldwide Holdings, Inc., 5.125%, 8/15/27(3)	509	523,143
National CineMedia, LLC:
5.75%, 8/15/26	679	619,587
5.875%, 4/15/28(3)(4)	1,318	1,296,859
Nielsen Co. Luxembourg S.a.r.l. (The), 5.00%, 2/1/25(3)(4)	500	515,825
Nielsen Finance, LLC/Nielsen Finance Co.:
5.625%, 10/1/28(3)	224	236,859
5.875%, 10/1/30(3)	224	244,378
Terrier Media Buyer, Inc., 8.875%, 12/15/27(3)	2,019	2,188,222
TripAdvisor, Inc., 7.00%, 7/15/25(3)	1,103	1,189,034
		$13,188,482
Energy — 2.5%
AmeriGas Partners, L.P./AmeriGas Finance Corp., 5.75%, 5/20/27	1,000	$1,118,105
Archrock Partners, L.P./Archrock Partners Finance Corp.:
6.25%, 4/1/28(3)	1,259	1,316,801
6.875%, 4/1/27(3)	500	532,355
Crestwood Midstream Partners, L.P./Crestwood Midstream Finance Corp.:
5.625%, 5/1/27(3)(4)	2,038	2,097,509
6.00%, 2/1/29(3)	1,000	1,048,750
Nabors Industries, Ltd., 7.50%, 1/15/28(3)	1,230	1,183,260
New Fortress Energy, Inc., 6.50%, 9/30/26(3)	2,501	2,558,648
Precision Drilling Corp., 7.125%, 1/15/26(3)(4)	1,000	1,032,035
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.00%, 6/1/31(3)	539	552,475
		$11,439,938
Entertainment/Film — 0.9%
AMC Entertainment Holdings, Inc.:
10.50%, 4/15/25(3)	363	$394,581
12.00%, (10.00% cash or 12.00% PIK), 6/15/26(3)(9)	854	875,350
Cinemark USA, Inc.:
5.25%, 7/15/28(3)	833	854,866
5.875%, 3/15/26(3)	244	256,109
8.75%, 5/1/25(3)	673	738,281
Live Nation Entertainment, Inc., 4.75%, 10/15/27(3)	1,045	1,084,187
		$4,203,374
Environmental — 1.9%
Clean Harbors, Inc., 5.125%, 7/15/29(3)	1,000	$1,091,050

Calvert
High Yield Bond Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Environmental (continued)
Covanta Holding Corp.:
5.00%, 9/1/30	83	$ 87,377
5.875%, 7/1/25	1,165	1,208,157
GFL Environmental, Inc.:
3.50%, 9/1/28(3)	1,538	1,536,316
3.75%, 8/1/25(3)(4)	387	398,126
4.75%, 6/15/29(3)	1,389	1,443,935
Tervita Corp., 11.00%, 12/1/25(3)	1,581	1,773,455
Waste Pro USA, Inc., 5.50%, 2/15/26(3)	845	875,285
		$8,413,701
Food & Drug Retail — 1.0%
Albertsons Cos., LLC/Safeway, Inc./New Albertsons, L.P./Albertsons, LLC:
4.875%, 2/15/30(3)	1,360	$1,452,181
5.875%, 2/15/28(3)	1,295	1,396,968
Fresh Market, Inc. (The), 9.75%, 5/1/23(3)	783	805,648
Ingles Markets, Inc., 4.00%, 6/15/31(3)	1,077	1,077,000
		$4,731,797
Food, Beverage & Tobacco — 3.2%
Chobani LLC / Chobani Finance Corp., Inc., 4.625%, 11/15/28(3)	226	$234,645
Kraft Heinz Foods Co.:
3.875%, 5/15/27	495	544,256
4.25%, 3/1/31	1,672	1,901,205
4.375%, 6/1/46	2,564	2,910,229
4.625%, 10/1/39	223	260,461
4.875%, 10/1/49	350	425,805
5.50%, 6/1/50	495	643,838
Performance Food Group, Inc.:
5.50%, 10/15/27(3)	1,727	1,817,365
6.875%, 5/1/25(3)(4)	231	247,040
Post Holdings, Inc.:
4.50%, 9/15/31(3)	1,824	1,823,270
4.625%, 4/15/30(3)	276	280,990
5.50%, 12/15/29(3)	500	537,343
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.625%, 3/1/29(3)	983	992,801
US Foods, Inc., 4.75%, 2/15/29(3)	1,795	1,833,225
		$14,452,473
Healthcare — 10.3%
AdaptHealth, LLC:
4.625%, 8/1/29(3)	338	$343,094
6.125%, 8/1/28(3)	815	868,949
Security	Principal Amount (000's omitted)*		Value
Healthcare (continued)
AMN Healthcare, Inc.:
4.00%, 4/15/29(3)		528	$ 533,650
4.625%, 10/1/27(3)		977	1,017,252
Avantor Funding, Inc., 4.625%, 7/15/28(3)		1,001	1,058,077
Catalent Pharma Solutions, Inc., 2.375%, 3/1/28(5)	EUR	893	1,063,905
Centene Corp.:
2.50%, 3/1/31		993	980,587
3.00%, 10/15/30		938	964,761
3.375%, 2/15/30		1,026	1,073,889
4.25%, 12/15/27		339	357,645
4.625%, 12/15/29		1,093	1,203,415
5.375%, 6/1/26(3)		685	716,681
5.375%, 8/15/26(3)		545	570,285
Charles River Laboratories International, Inc., 4.25%, 5/1/28(3)		410	424,481
DaVita, Inc.:
3.75%, 2/15/31(3)		1,455	1,398,619
4.625%, 6/1/30(3)		403	414,876
Emergent BioSolutions, Inc., 3.875%, 8/15/28(3)(4)		1,323	1,297,876
Encompass Health Corp.:
4.50%, 2/1/28		362	376,080
4.625%, 4/1/31(4)		405	434,444
4.75%, 2/1/30		1,142	1,214,962
Grifols S.A.:
1.625%, 2/15/25(5)	EUR	500	598,952
2.25%, 11/15/27(5)	EUR	465	562,222
HCA, Inc.:
3.50%, 9/1/30		1,033	1,101,173
5.00%, 3/15/24		1,000	1,105,355
5.375%, 9/1/26		1,405	1,618,560
5.625%, 9/1/28		495	587,194
5.875%, 2/15/26		1,000	1,158,000
5.875%, 2/1/29		286	346,202
Jaguar Holding Co. II/PPD Development, L.P.:
4.625%, 6/15/25(3)		493	518,636
5.00%, 6/15/28(3)		435	472,375
Jazz Securities DAC, 4.375%, 1/15/29(3)		876	909,332
LifePoint Health, Inc.:
4.375%, 2/15/27(3)		1,488	1,508,088
5.375%, 1/15/29(3)		1,340	1,308,396
6.75%, 4/15/25(3)		301	321,534
Molina Healthcare, Inc.:
3.875%, 11/15/30(3)		1,506	1,570,178
4.375%, 6/15/28(3)		1,731	1,808,029
MPH Acquisition Holdings, LLC, 5.75%, 11/1/28(3)(4)		2,869	2,886,888

Calvert
High Yield Bond Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*		Value
Healthcare (continued)
Owens & Minor, Inc., 4.50%, 3/31/29(3)		1,309	$ 1,346,706
Prestige Brands, Inc., 5.125%, 1/15/28(3)		1,116	1,178,920
Prime Healthcare Services, Inc., 7.25%, 11/1/25(3)		652	706,696
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(3)		1,238	1,336,081
Team Health Holdings, Inc., 6.375%, 2/1/25(3)		1,920	1,830,010
Teleflex, Inc., 4.625%, 11/15/27		1,245	1,330,264
The Providence Service Corp., 5.875%, 11/15/25(3)		1,088	1,166,972
US Acute Care Solutions, LLC, 6.375%, 3/1/26(3)		1,441	1,494,000
Varex Imaging Corp., 7.875%, 10/15/27(3)		1,381	1,551,788
			$46,636,079
Homebuilders/Real Estate — 5.1%
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco LLC, 5.75%, 5/15/26(3)		1,190	$1,252,576
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 4.875%, 2/15/30(3)		1,235	1,225,490
Brundage-Bone Concrete Pumping Holdings, Inc., 6.00%, 2/1/26(3)		1,140	1,202,985
Dycom Industries, Inc., 4.50%, 4/15/29(3)		1,630	1,646,227
Empire Communities Corp., 7.00%, 12/15/25(3)		1,646	1,734,020
ESH Hospitality, Inc., 5.25%, 5/1/25(3)		1,500	1,529,775
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(3)		2,219	2,288,477
HAT Holdings I, LLC/HAT Holdings II, LLC:
3.75%, 9/15/30(3)		449	439,867
6.00%, 4/15/25(3)		1,294	1,367,829
Iron Mountain, Inc., 5.25%, 7/15/30(3)		805	853,232
M/I Homes, Inc., 4.95%, 2/1/28		1,000	1,045,625
Outfront Media Capital, LLC/Outfront Media Capital Corp.:
4.625%, 3/15/30(3)		1,067	1,085,139
6.25%, 6/15/25(3)		341	361,595
Pike Corp., 5.50%, 9/1/28(3)		1,195	1,246,212
Shea Homes, L.P./Shea Homes Funding Corp.:
4.75%, 2/15/28(3)		994	1,020,525
4.75%, 4/1/29(3)		722	744,205
Taylor Morrison Communities, Inc.:
5.125%, 8/1/30(3)		1,309	1,422,314
5.75%, 1/15/28(3)		306	346,511
5.875%, 6/15/27(3)		224	254,120
Vivion Investments S.a.r.l.:
3.00%, 8/8/24(4)(5)	EUR	1,500	1,776,900
3.50%, 11/1/25(5)	EUR	100	120,614
			$22,964,238
Security	Principal Amount (000's omitted)*	Value
Hotels — 0.1%
Hilton Domestic Operating Co., Inc.:
5.375%, 5/1/25(3)	199	$ 210,048
5.75%, 5/1/28(3)	300	325,398
		$ 535,446
Insurance — 2.3%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(3)	2,629	$ 2,766,313
AmWINS Group, Inc., 7.75%, 7/1/26(3)	1,101	1,169,978
AssuredPartners, Inc., 5.625%, 1/15/29(3)	238	238,476
BroadStreet Partners, Inc., 5.875%, 4/15/29(3)	1,349	1,380,310
GTCR AP Finance, Inc., 8.00%, 5/15/27(3)	1,543	1,648,688
HUB International, Ltd., 7.00%, 5/1/26(3)	1,467	1,525,049
USI, Inc., 6.875%, 5/1/25(3)	1,500	1,523,272
		$10,252,086
Leisure — 2.3%
Life Time, Inc.:
5.75%, 1/15/26(3)	1,204	$1,249,252
8.00%, 4/15/26(3)(4)	1,260	1,347,091
Powdr Corp., 6.00%, 8/1/25(3)	1,740	1,833,612
Royal Caribbean Cruises, Ltd.:
3.70%, 3/15/28(4)	491	469,681
5.50%, 4/1/28(3)	1,567	1,643,078
Viking Cruises, Ltd.:
5.875%, 9/15/27(3)	1,946	1,925,470
6.25%, 5/15/25(3)	1,000	998,940
7.00%, 2/15/29(3)	360	375,602
Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29(3)	731	740,207
		$10,582,933
Metals/Mining — 1.4%
Arconic Rolled Products Corp., 6.125%, 2/15/28(3)	1,000	$1,075,715
Constellium SE, 5.875%, 2/15/26(3)(4)	1,070	1,103,116
Hudbay Minerals, Inc.:
4.50%, 4/1/26(3)	657	660,285
6.125%, 4/1/29(3)	1,461	1,557,791
Novelis Corp.:
4.75%, 1/30/30(3)	927	974,509
5.875%, 9/30/26(3)	1,000	1,041,505
		$6,412,921

Calvert
High Yield Bond Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Paper — 0.5%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(3)	2,218	$ 2,322,246
		$ 2,322,246
Railroad — 0.3%
Watco Cos., LLC/Watco Finance Corp., 6.50%, 6/15/27(3)	1,450	$ 1,555,734
		$ 1,555,734
Restaurants — 1.7%
Carrols Restaurant Group, Inc., 5.875%, 7/1/29(3)	1,374	$ 1,358,542
Dave & Buster's, Inc., 7.625%, 11/1/25(3)	2,227	2,399,592
IRB Holding Corp.:
6.75%, 2/15/26(3)	1,233	1,278,621
7.00%, 6/15/25(3)	1,691	1,829,696
Yum! Brands, Inc., 3.625%, 3/15/31	1,062	1,058,018
		$7,924,469
Services — 6.1%
Allied Universal Holdco, LLC:
6.625%, 7/15/26(3)	939	$996,730
9.75%, 7/15/27(3)	1,047	1,154,318
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.:
5.25%, 3/15/25(3)	824	835,845
5.375%, 3/1/29(3)	461	480,673
5.75%, 7/15/27(3)(4)	247	259,312
5.75%, 7/15/27(3)	325	339,422
BCPE Empire Holdings, Inc., 7.625%, 5/1/27(3)	2,133	2,187,189
Beacon Roofing Supply, Inc., 4.125%, 5/15/29(3)	2,000	1,997,580
Gartner, Inc.:
3.625%, 6/15/29(3)	788	800,805
3.75%, 10/1/30(3)	333	341,112
4.50%, 7/1/28(3)	893	944,289
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(3)	2,720	2,819,960
Hertz Corp. (The):
5.50%, 10/15/24(3)(10)	400	403,662
6.00%, 1/15/28(3)(10)	223	240,172
6.25%, 10/15/22(10)	636	641,559
Korn Ferry, 4.625%, 12/15/27(3)	1,145	1,191,115
LBM Acquisition, LLC, 6.25%, 1/15/29(3)(4)	1,277	1,288,429
NESCO Holdings II, Inc., 5.50%, 4/15/29(3)	814	850,630
ServiceMaster Co., LLC (The), 7.45%, 8/15/27	1,000	1,174,735
SRS Distribution, Inc., 6.125%, 7/1/29(3)	1,288	1,328,482
Summer BC Bidco B, LLC, 5.50%, 10/31/26(3)(11)	617	628,069
United Rentals North America, Inc., 3.875%, 11/15/27	2,000	2,103,960
Security	Principal Amount (000's omitted)*	Value
Services (continued)
Univar Solutions USA, Inc., 5.125%, 12/1/27(3)	1,118	$ 1,178,942
WASH Multifamily Acquisition, Inc., 5.75%, 4/15/26(3)	1,537	1,606,703
WESCO Distribution, Inc.:
7.125%, 6/15/25(3)	434	469,566
7.25%, 6/15/28(3)	1,137	1,267,965
		$ 27,531,224
Steel — 0.9%
Big River Steel, LLC/BRS Finance Corp., 6.625%, 1/31/29(3)	1,219	$ 1,346,770
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(3)(4)	1,654	1,753,372
TMS International Corp., 6.25%, 4/15/29(3)	893	938,766
		$4,038,908
Super Retail — 4.3%
Asbury Automotive Group, Inc.:
4.50%, 3/1/28	691	$711,385
4.75%, 3/1/30	177	185,275
CP Atlas Buyer, Inc., 7.00%, 12/1/28(3)	1,233	1,281,210
Group 1 Automotive, Inc., 4.00%, 8/15/28(3)	935	952,592
Ken Garff Automotive, LLC, 4.875%, 9/15/28(3)	1,490	1,525,395
L Brands, Inc.:
6.625%, 10/1/30(3)	446	516,803
6.75%, 7/1/36	196	245,882
6.875%, 11/1/35	1,107	1,403,122
6.95%, 3/1/33	1,244	1,513,127
7.60%, 7/15/37	88	111,347
9.375%, 7/1/25(3)	135	174,850
LCM Investments Holdings II, LLC, 4.875%, 5/1/29(3)	1,282	1,315,653
Lithia Motors, Inc.:
3.875%, 6/1/29(3)	428	444,178
4.375%, 1/15/31(3)	651	698,194
4.625%, 12/15/27(3)	1,173	1,244,318
Penske Automotive Group, Inc., 3.50%, 9/1/25	540	561,074
PetSmart, Inc./PetSmart Finance Corp.:
4.75%, 2/15/28(3)	1,102	1,146,080
7.75%, 2/15/29(3)	2,232	2,463,570
Sonic Automotive, Inc., 6.125%, 3/15/27(4)	2,000	2,095,520
Victoria's Secret & Co., 4.625%, 7/15/29(3)(11)	644	644,000
William Carter Co. (The):
5.50%, 5/15/25(3)	137	145,364
5.625%, 3/15/27(3)	229	241,604
		$19,620,543
Technology — 4.3%
Black Knight InfoServ, LLC, 3.625%, 9/1/28(3)	1,538	$1,532,202

Calvert
High Yield Bond Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)*	Value
Technology (continued)
Booz Allen Hamilton, Inc.:
3.875%, 9/1/28(3)	1,413	$ 1,444,842
4.00%, 7/1/29(3)	477	488,329
CDK Global, Inc., 5.25%, 5/15/29(3)	897	981,309
Dell International, LLC/EMC Corp.:
5.85%, 7/15/25	209	245,388
6.10%, 7/15/27	419	513,903
7.125%, 6/15/24(3)	755	776,200
Endure Digital, Inc., 6.00%, 2/15/29(3)	1,620	1,606,076
Entegris, Inc., 4.375%, 4/15/28(3)	393	410,980
Imola Merger Corp., 4.75%, 5/15/29(3)	2,538	2,614,140
LogMeIn, Inc., 5.50%, 9/1/27(3)	1,829	1,896,765
ON Semiconductor Corp., 3.875%, 9/1/28(3)	767	791,226
Open Text Corp., 3.875%, 2/15/28(3)	345	350,451
Open Text Holdings, Inc., 4.125%, 2/15/30(3)	602	614,672
Presidio Holdings, Inc.:
4.875%, 2/1/27(3)	620	639,071
8.25%, 2/1/28(3)	1,525	1,664,034
Seagate HDD Cayman, 3.125%, 7/15/29(3)	456	442,448
Sensata Technologies, Inc.:
3.75%, 2/15/31(3)	325	321,776
4.375%, 2/15/30(3)	199	209,992
SS&C Technologies, Inc., 5.50%, 9/30/27(3)	648	688,257
VM Consolidated, Inc., 5.50%, 4/15/29(3)	1,062	1,084,366
		$19,316,427
Telecommunications — 5.4%
CenturyLink, Inc.:
4.50%, 1/15/29(3)	1,087	$1,062,216
5.125%, 12/15/26(3)	1,000	1,041,175
Series W, 6.75%, 12/1/23	123	136,558
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(3)	2,500	2,646,900
DKT Finance ApS, 9.375%, 6/17/23(3)	500	511,875
LCPR Senior Secured Financing DAC:
5.125%, 7/15/29(3)	531	550,599
6.75%, 10/15/27(3)	1,252	1,352,717
Level 3 Financing, Inc., 4.25%, 7/1/28(3)	3,013	3,061,479
Sprint Capital Corp., 6.875%, 11/15/28	1,231	1,580,296
Sprint Corp.:
7.125%, 6/15/24	1,000	1,155,000
7.25%, 9/15/21	1,000	1,016,865
7.625%, 3/1/26	1,000	1,222,630
7.875%, 9/15/23	1,125	1,279,492
Telecom Italia Capital S.A., 6.00%, 9/30/34	1,319	1,523,445
Security	Principal Amount (000's omitted)*	Value
Telecommunications (continued)
Telecom Italia SpA, 5.303%, 5/30/24(3)	366	$ 401,530
T-Mobile USA, Inc.:
2.25%, 2/15/26	451	454,946
2.625%, 2/15/29	563	556,666
2.875%, 2/15/31	1,088	1,081,200
4.50%, 2/1/26	245	250,405
4.75%, 2/1/28	275	294,938
Uniti Group, L.P./Uniti Group Finance, Inc./CSL Capital, LLC, 7.125%, 12/15/24(3)	1,250	1,293,750
ViaSat, Inc.:
5.625%, 4/15/27(3)	225	235,499
6.50%, 7/15/28(3)	1,250	1,334,800
Zayo Group Holdings, Inc., 6.125%, 3/1/28(3)	426	435,645
		$24,480,626
Transport Excluding Air & Rail — 0.4%
XPO Logistics, Inc., 6.25%, 5/1/25(3)	1,500	$1,597,500
		$1,597,500
Utilities — 2.7%
Calpine Corp.:
4.625%, 2/1/29(3)	325	$320,432
5.00%, 2/1/31(3)	935	932,195
5.125%, 3/15/28(3)	2,756	2,808,130
Clearway Energy Operating, LLC, 4.75%, 3/15/28(3)	1,196	1,256,051
Drax Finco PLC, 6.625%, 11/1/25(3)	1,323	1,370,291
Leeward Renewable Energy Operations, LLC, 4.25%, 7/1/29(3)(11)	570	578,550
NextEra Energy Operating Partners, L.P.:
4.25%, 9/15/24(3)	14	14,787
4.50%, 9/15/27(3)	214	232,008
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(3)	1,448	1,502,590
TerraForm Power Operating, LLC:
4.25%, 1/31/23(3)	650	667,969
4.75%, 1/15/30(3)	1,000	1,026,170
5.00%, 1/31/28(3)	1,402	1,488,630
		$12,197,803
Total Corporate Bonds (identified cost $384,655,113)		$400,810,875

Calvert
High Yield Bond Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Preferred Stocks — 0.3%

Security	Shares	Value
Services — 0.3%
WESCO International, Inc., Series A, 10.625% to 6/22/25(7)	45,970	$ 1,420,013
Total Preferred Stocks (identified cost $1,291,567)		$ 1,420,013

Senior Floating-Rate Loans — 7.4%(12)

Borrower/Description	Principal Amount (000's omitted)	Value
Air Transportation — 0.2%
SkyMiles IP, Ltd., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), 10/20/27	$687	$ 726,417
		$ 726,417
Automotive & Auto Parts — 1.0%
Clarios Global, L.P., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 4/30/26	$911	$ 904,480
Navistar International Corporation, Term Loan, 3.60%, (2 mo. USD LIBOR + 3.50%), 11/6/24	1,010	1,011,893
Truck Hero, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), 1/31/28	1,315	1,316,784
Wheel Pros, Inc., Term Loan, 5.25%, (1 mo. USD LIBOR + 4.50%, Floor 0.75%), 5/11/28	1,278	1,282,704
		$ 4,515,861
Building Materials — 0.0%
Hillman Group, Inc. (The), Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 5/31/25	$176	$175,787
		$175,787
Capital Goods — 0.3%
Welbilt, Inc., Term Loan, 2.604%, (1 mo. USD LIBOR + 2.50%), 10/23/25	$1,434	$1,424,141
		$1,424,141
Diversified Media — 0.2%
Terrier Media Buyer, Inc., Term Loan, 3.609%, (1 mo. USD LIBOR + 3.50%), 12/17/26	$985	$981,630
		$981,630
Food, Beverage & Tobacco — 0.2%
Post Holdings, Inc., Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), 10/21/24	$1,062	$1,072,168
		$1,072,168
Borrower/Description	Principal Amount (000's omitted)	Value
Healthcare — 1.1%
Envision Healthcare Corporation, Term Loan, 3.855%, (1 mo. USD LIBOR + 3.75%), 10/10/25	$856	$ 734,894
Jazz Financing Lux S.a.r.l., Term Loan, 4/21/28(13)	2,220	2,230,902
RegionalCare Hospital Partners Holdings, Inc., Term Loan, 3.854%, (1 mo. USD LIBOR + 3.75%), 11/16/25	371	371,045
Verscend Holding Corp., Term Loan, 4.104%, (1 mo. USD LIBOR + 4.00%), 8/27/25	1,673	1,679,971
		$ 5,016,812
Hotels — 0.5%
Playa Resorts Holding B.V., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), 4/29/24	$2,180	$ 2,098,597
		$ 2,098,597
Insurance — 0.6%
Asurion, LLC:
Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 7/31/27	$684	$677,300
Term Loan - Second Lien, 5.355%, (1 mo. USD LIBOR + 5.25%), 1/31/28	1,740	1,756,530
Sedgwick Claims Management Services, Inc., Term Loan, 3.354%, (1 mo. USD LIBOR + 3.25%), 12/31/25	434	429,753
		$2,863,583
Metals/Mining — 0.3%
American Rock Salt Company, LLC, Term Loan, 6/4/28(13)	$1,334	$1,339,003
		$1,339,003
Restaurants — 0.2%
IRB Holding Corp., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), 12/15/27	$784	$784,469
		$784,469
Services — 0.9%
AlixPartners, LLP, Term Loan, 3.25%, (1 mo. USD LIBOR + 2.75%, Floor 0.50%), 2/4/28	$737	$734,798
KAR Auction Services, Inc., Term Loan, 2.375%, (1 mo. USD LIBOR + 2.25%), 9/19/26	983	973,903
SRS Distribution, Inc., Term Loan, 6/2/28(13)	1,542	1,542,603
Travelport Finance (Luxembourg) S.a.r.l., Term Loan, 2/28/25(13)	788	828,243
		$4,079,547
Super Retail — 0.3%
Petsmart, Inc., Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), 2/12/28	$1,358	$1,360,546
		$1,360,546

Calvert
High Yield Bond Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)	Value
Technology — 1.6%
Endure Digital, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), 2/10/28	$687	$ 685,200
LogMeIn, Inc., Term Loan, 4.827%, (1 mo. USD LIBOR + 4.75%), 8/31/27	2,499	2,497,225
Realpage, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), 4/24/28	1,812	1,809,056
Riverbed Technology, Inc.:
Term Loan, 12/31/25(13)	1,226	1,168,378
Term Loan - Second Lien, 12.00%, (3 mo. LIBOR + 11.00%, Floor 1.00%), 7.50% cash, 4.50% PIK, 12/31/26	509	402,351
SS&C European Holdings S.a.r.l., Term Loan, 1.855%, (1 mo. USD LIBOR + 1.75%), 4/16/25	67	66,622
SS&C Technologies, Inc.:
Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 4/16/25	90	89,374
Term Loan, 1.854%, (1 mo. USD LIBOR + 1.75%), 4/16/25	439	434,710
		$7,152,916
Total Senior Floating-Rate Loans (identified cost $33,455,110)		$33,591,477

Short-Term Investments — 5.4%

Affiliated Fund — 2.9%
Description	Units	Value
Calvert Cash Reserves Fund, LLC, 0.07%(14)	13,251,785	$ 13,251,785
Total Affiliated Fund (identified cost $13,251,785)		$ 13,251,785

Securities Lending Collateral — 2.5%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02%(15)	11,417,822	$ 11,417,822
Total Securities Lending Collateral (identified cost $11,417,822)		$ 11,417,822
Total Short-Term Investments (identified cost $24,669,607)		$ 24,669,607
Total Investments — 103.0% (identified cost $449,096,068)		$467,318,487

Other Assets, Less Liabilities — (3.0)%	$(13,765,560)

Net Assets — 100.0%	$453,552,927

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
*	In U.S. dollars unless otherwise indicated.
(1)	Non-income producing security.
(2)	Amount is less than 0.05%.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2021, the aggregate value of these securities is $309,516,502 or 68.2% of the Fund's net assets.
(4)	All or a portion of this security was on loan at June 30, 2021. The aggregate market value of securities on loan at June 30, 2021 was $17,113,436 and the total market value of the collateral received by the Fund was $17,787,338, comprised of cash of $11,417,822 and U.S. government and/or agencies securities of $6,369,516.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At June 30, 2021, the aggregate value of these securities is $7,850,306 or 1.6% of the Fund's net assets.
(6)	Variable rate security. The stated interest rate represents the rate in effect at June 30, 2021.
(7)	Security converts to variable rate after the indicated fixed-rate coupon period.
(8)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(9)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer's discretion.
(10)	Issuer is in default with respect to interest and/or principal payments.
(11)	When-issued security.
(12)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate ("LIBOR") and secondarily, the prime rate offered by one or more major United States banks (the "Prime Rate"). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(13)	This Senior Loan will settle after June 30, 2021, at which time the interest rate will be determined.
(14)	Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of
June 30, 2021.
(15)	Represents investment of cash collateral received in connection with securities lending.

Calvert
High Yield Bond Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	33,879	USD	40,463	State Street Bank and Trust Company	7/30/21	$ —	$(268)
EUR	1,465,899	USD	1,772,917	State Street Bank and Trust Company	7/30/21	—	(33,719)
GBP	116,000	USD	164,214	State Street Bank and Trust Company	7/30/21	—	(3,737)
USD	8,323,809	EUR	6,856,818	State Street Bank and Trust Company	7/30/21	188,622	—
USD	700,642	EUR	586,382	State Street Bank and Trust Company	7/30/21	4,936	—
USD	384,879	EUR	322,817	State Street Bank and Trust Company	7/30/21	1,876	—
USD	66,223	EUR	54,336	State Street Bank and Trust Company	7/30/21	1,757	—
USD	50,724	EUR	42,692	State Street Bank and Trust Company	7/30/21	73	—
USD	567,902	GBP	407,224	State Street Bank and Trust Company	7/30/21	4,542	—
						$201,806	$(37,724)

Abbreviations:
LIBOR	– London Interbank Offered Rate
PIK	– Payment In Kind

Currency Abbreviations:
EUR	– Euro
GBP	– British Pound Sterling
USD	– United States Dollar
At June 30, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objectives. During the fiscal year to date ended June 30, 2021, the Fund entered into forward foreign currency exchange contracts to seek to hedge against the decline in the value of currencies in which its portfolio holdings are denominated against the U.S. dollar.
At June 30, 2021, the value of the Fund’s investment in affiliated funds was $13,251,785, which represents 2.9% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended June 30, 2021 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Calvert Cash Reserves Fund, LLC	$6,470,308	$143,841,173	$(137,058,099)	$(2,039)	$442	$13,251,785	$11,017	13,251,785
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2021, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$3,718,095(1)	$ —	$ —	$3,718,095

Calvert
High Yield Bond Fund
June 30, 2021
Schedule of Investments (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3	Total
Convertible Bonds	$ —	$102,568	$ —	$102,568
Convertible Preferred Stocks	3,005,852	—	—	3,005,852
Corporate Bonds	—	400,810,875	—	400,810,875
Preferred Stocks	1,420,013	—	—	1,420,013
Senior Floating-Rate Loans	—	33,591,477	—	33,591,477
Short-Term Investments:
Affiliated Fund	—	13,251,785	—	13,251,785
Securities Lending Collateral	11,417,822	—	—	11,417,822
Total Investments	$19,561,782	$447,756,705	$ —	$467,318,487
Forward Foreign Currency Exchange Contracts	$ —	$201,806	$ —	$201,806
Total	$19,561,782	$447,958,511	$ —	$467,520,293
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$(37,724)	$ —	$(37,724)
Total	$ —	$(37,724)	$ —	$(37,724)

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.